Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, plant and equipment

8.     Property, plant and equipment:

		Accumulated	Net book
December 31, 2020	Cost	depreciation	value
Vessels	$9,148.9	$(2,571.3)	$6,577.6
Equipment and other	543.1	(146.0)	397.1
Property, plant and equipment	$9,692.0	$(2,717.3)	$6,974.7
		Accumulated	Net book
December 31, 2019	Cost	depreciation	value
Vessels	$8,018.5	$(2,311.4)	$5,707.1
Equipment and other	4.6	(4.0)	0.6
Property, plant and equipment	$8,023.1	$(2,315.4)	$5,707.7

8.     Property, plant and equipment (continued):

During the year ended December 31, 2020, depreciation and amortization expense relating to property, plant and equipment was $324,597,000 (2019 - $233,729,000, 2018 – $219,330,000).

In February 2020, the Company acquired gas turbines and other equipment of $447,166,000 as part of the acquisition of APR Energy (note 3).

In February 2020, sales-type leases related to six bareboat charters were re-assessed to be operating leases at lease modification. Accordingly, vessels of $377,393,000 were reclassified to property, plant and equipment and recorded at a value equal to the net investment in leases derecognized (note 7).

During the year ended December 31, 2020 the Company took delivery of ten secondhand vessels, with an aggregate purchase price of $785,033,000, including one vessel that was reclassified to property, plant and equipment from net investment in leases at lease modification, subsequent to initial acquisition during the year.